Loans and Borrowings	12 Months Ended
Sep. 30, 2023
Borrowings [abstract]
Loans and Borrowings

17. Loans and borrowings

Loans and borrowings comprised the following at September 30, 2023 and September 30, 2022:

(in USD)	September 30, 2023	September 30, 2022
Current
Bank loans	14,527	12,490
Promissory notes	3,699,190	—
	3,713,717	12,490
Non-current
Bank loans	22,866	34,871
Promissory notes	1,000,000	—
	1,022,866	34,871
	4,736,583	47,361

The carrying value of loans and borrowings classified as financial liabilities measured at amortized cost approximates fair value. See Note 21.

Convertible loan notes

Between November 11, 2022 and December 16, 2022 the Group issued a number of convertible loan notes with an aggregate principal value of $6,100,000 bearing interest at a rate of 4%, payable in kind. Upon closing of the Business Combination, these notes were converted into a total of 1,528,159 Ordinary Shares and the liabilities extinguished.

Promissory notes

On April 14, 2023 the Company issued a promissory note with a value of $1.0 million which bears interest at a rate of 15.0% per annum and is repayable in April 2025.

Upon closing of the Business Combination, the Group assumed obligations under promissory notes issued by CIIG II totalling $3,203,000. Each note is convertible to warrants at a price of $1.00 per warrant to purchase Ordinary Shares at a price of $11.50 per warrant and is repayable in April 2024 unless the holder elects to convert. Of the notes, $2,653,833 are interest-free and $479,167 bear interest at a rate of 15.00% per annum, payable quarterly in kind. At September 30, 2023, $497,135 was outstanding under the interest-bearing note.

On August 2, 2023 the Company issued a promissory note with a value of THB 20.0 million (approximately $570,000 at the date of issuance) which bears interest at a rate of 9.0% per annum and is repayable in August 2024. At September 30, 2023 the amount outstanding on this note was $548,222.

Other

The Group entered into a revolving loan agreement with The Export-Import Bank of Thailand ("EXIM") in September 2020 providing for the issuance of short-term letters of credit and/or trust receipts up to an aggregate amount of THB10.0 million (approximately $274,520) for the purposes of purchase orders and production orders. As at September 30, 2023, no amounts were outstanding under the EXIM Facility.